Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of effective income tax rate and PRC statutory income tax
	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2021	2020	2019
Statutory income tax rate	25.00%	25.00%	25.00%
Effect of expenses not deductible for tax purposes	0.40%	0.00%	(0.03)%
Effect of additional deduction of research and development expense	(35.10)%	6.70%	6.33%
Effect of income tax exemptions and reliefs	60.90%	(0.70)%	0.01%
Effect of valuation allowance on deferred income tax assets	2.20%	(67.10)%	(29.70)%
Income tax difference under different tax jurisdictions	(45.70)%	(2.20)%	-
Prior year true-ups	(23.60)%	-	-
Others	-	(2.10)%	(2.59)%
Total	(15.90)%	(40.40)%	(0.98)%

Schedule of provision for income taxes
	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2021	2020	2019
Current income tax expense	$2,466,745	$623,938	$533,078
Deferred tax expense (benefit)	(2,845,588)	8,627,604	(132,767)
Income taxes provision (benefit)	$(378,843)	$9,251,542	$400,311

Schedule of deferred tax assets and liabilities
	As of December 31,	As of December 31,
	2021	2020
Provision for doubtful accounts	$6,374,477	$8,701,439
Net operating loss carryforward	19,012,186	19,478,753
Accrued expenses and others	3,899,556	3,510,029
	29,286,219	31,690,221
Less: valuation allowance	(29,286,219)	(31,538,060)

Deferred tax assets	$-	$152,161

Intangible assets	$-	$153,033
Property, plant and equipment	165,735	-
Bad debt allowance	12,847	-
Deferred tax liabilities	$178,582	$153,033

Total deferred tax liabilities	$178,582	$872